Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:
Due to a related party	June 30, 2023	June 30, 2022
Silvercorp Metals Inc.	$56,102	$377,031

Schedule of Compensation of Key Management Personnel	The remuneration of directors and other members of key management personnel for the years ended June 30, 2023 and 2022 are as follows:
	Years ended June 30,
	2023	2022
Director’s cash compensation	$59,715	$82,608
Director’s share-based compensation	624,263	338,702
Key management’s cash compensation	867,499	988,753
Key management’s share-based compensation	2,137,888	461,947
	$3,689,365	$1,872,010